Research and Developement and Software (Details 1) (Software [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Software [Member]
Schedule of estimated future amortization expense of software
2013	$ 86,311
2014	86,311
2015	86,311
Software, net	$ 258,933